Document and Entity Information	0 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2011
Registrant Name	First Investors Tax Exempt Funds
Central Index Key	0000716792
Amendment Flag	false
Document Creation Date	Mar. 21, 2013
Document Effective Date	May 01, 2012
Prospectus Date	May 01, 2012